Provisions (Tables)	6 Months Ended
Jun. 30, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 31 Dec 2017	334	1,501	1,454	469	3,758
Additions	44	1,053	172	54	1,323
Amounts utilised	(96)	(352)	(457)	(57)	(962)
Unused amounts reversed	(47)	(237)	(70)	(59)	(413)
Unwinding of discounts	—	—	—	3	3
Exchange and other movements	(10)	56	(19)	(59)	(32)
At 30 Jun 2018	225	2,021	1,080	351	3,677
Contractual commitments[1]
At 31 Dec 2017					253
Impact on transition to IFRS 9					284
Net change in expected credit loss provision					(15)
At 30 Jun 2018					522
Total provisions
At 31 Dec 2017					4,011
At 30 Jun 2018					4,199

1
The contractual commitments provision at 31 December 2017 represented IAS 37 provisions on off-balance sheet loan commitments and guarantees for which expected credit losses are provided following transition to IFRS 9 on 1 January 2018. Further analysis of the movement in the expected credit loss provision is disclosed within the 'Reconciliation of gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees' table on page 53.

Disclosure of insurance complaints received and future claims expected
The following table details the cumulative number of complaints received to 30 June 2018 and the number of claims expected in the future:

Cumulative PPI complaints received to 30 June 2018 and future claims expected
	Footnotes	Cumulative to 30 Jun 2018	Future expected
Inbound complaints (000s of policies)	1	1,647	292
Outbound contact (000s of policies)		685	—
Response rate to outbound contact		44%	n/a
Average uphold rate per claim	2	77%	83%
Average redress per claim ($)		2,674	3,079
Complaints to the Financial Ombudsman Service (‘FOS’) (000s of policies)		159	15
Average uphold rate per FOS complaint		39%	33%

1	Excludes invalid claims for which no PPI policy exists.

2	Claims include inbound and responses to outbound contact.